Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 280,052	$ 271,408
Outstanding financial guarantees, Collateral	272,756	264,112
Outstanding financial guarantees, Net	$ 7,296	7,296
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 276,464	265,959
Outstanding financial guarantees, Collateral	269,204	258,699
Outstanding financial guarantees, Net	7,260	7,260
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	3,588	5,449
Outstanding financial guarantees, Collateral	3,552	5,413
Outstanding financial guarantees, Net	$ 36	$ 36